Income Taxes (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of income before income tax
	Year ended March 31,
	2017	2018	2019
	$	$	$

Hong Kong	513	955	(850)
China	248	1,060	398
Myanmar	-	57	(242)
	761	2,072	(694)

Schedule of provision for income taxes
	Year ended March 31,
	2017	2018	2019
	$	$	$
Hong Kong
Current tax	103	156	4
Overprovision in prior year	-	-	(30)

China
Current tax	133	356	-
Total	236	512	(26)

Schedule of effective income tax rate reconciliation

	Year ended March 31,
	2017	2018	2019
	%	%	%
Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income	15.2	2.1	3.3
Changes in valuation allowances	(5.9)	(1.4)	(0.4)
Overprovision of profits tax in prior year	(0.5)	(2.1)	4.3
Effect of different tax rate of subsidiaries operating in other jurisdictions	2.8	4.3	(1.9)
Tax effect of tax losses not recognized	1.1	0.0	(30.0)
Utilization of tax losses previously not recognized	(7.1)	(1.0)	12.7
Others	8.9	6.2	(0.8)
Effective tax rate	31.0	24.6	3.7

Schedule of deferred tax assets and liabilities

	As of March 31,
	2018	2019
	$	$
Deferred tax liability:
Property, plant and equipment	32	32

Deferred tax asset:
Tax loss carryforwards	(474)	(594)
Deferred deductible expenses	(74)	(74)
Valuation allowance	548	668
Total net deferred tax asset	-	-
Net deferred tax liability	32	32

Schedule of valuation allowance
	Year ended March 31,
	2017	2018	2019
	$	$	$
At the beginning of the year	612	567	548
Current year (reduction) addition	(45)	(19)	120
At the end of the year	567	548	668